GOODWILL - Schedule of Changes in Carrying Amount of Goodwill (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at the beginning of year	$ 2,492,668	$ 2,492,668
Balance at the end of year	$ 2,492,668	$ 2,492,668